Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of Consolidation—The Consolidated Financial Statements include the accounts of the Company, its majority-owned subsidiaries in which minority shareholders hold no substantive participating rights, and variable interest entities in which the Company is the primary beneficiary. Intercompany accounts and transactions are eliminated in consolidation. The Company's share of the net earnings of 20% to 50% owned companies, for which it has the ability to exercise significance influence over operating and financial policies (but not control), are included in Earnings from unconsolidated entities in the Consolidated Statements of Operations. Investments in the other companies are carried at cost.

The Company has recorded a noncontrolling interest for the equity interests in consolidated subsidiaries that are not 100% owned.

The Company's unconsolidated investments accounted for under the equity method of accounting include the following:

•	50% ownership interest in HA International, Inc., ("HAI") a joint venture that manufactures foundry resins in the United States

•	50% ownership interest in Asia Dekor Borden (Hong Kong) Chemical Company, a joint venture that manufactures formaldehyde and resins in China

•	49.99% interest in Hexion UV Coatings (Shanghai) Co., Ltd, a joint venture that manufactures UV-curable coatings and adhesives in China

•	50% ownership interest in Hexion Shchekinoazot B.V. a joint venture that manufactures forest products resins in Russia

•	49% ownership interest in Sanwei Hexion Chemicals Company Limited, a joint venture that manufactures versatic acid derivatives in China

•	50% ownership interest in Momentive Union Specialty Chemicals Ltd, a joint venture that will manufacture phenolic specialty resins in China

Foreign Currency Translations—Assets and liabilities of foreign affiliates are translated at the exchange rates in effect at the balance sheet date. Income, expenses and cash flows are translated at average exchange rates during the year. In addition, gains or losses related to the Company's intercompany loans payable and receivable denominated in a foreign currency other than the subsidiary's functional currency that are deemed to be permanently invested are remeasured to cumulative translation and recorded in Accumulated other comprehensive income. The effect of translation is accounted for as an adjustment to Deficit and is included in Accumulated other comprehensive income. The Company recognized transaction gains of $4, $8 and $4 for the years ended December 31, 2011, 2010 and 2009, respectively, which are included as a component of Net income.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and also the disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. The most significant estimates that are included in the financial statements are environmental remediation, legal liabilities, deferred tax assets and liabilities and related valuation allowances, income tax accruals, pension and postretirement assets and liabilities, valuation allowances for accounts receivable and inventories, general insurance liabilities, asset impairments, fair values of stock awards and fair values of assets acquired and liabilities assumed in business acquisitions. Actual results could differ from these estimates.

Terminated merger and settlement income, net—The Company recognized Terminated merger and settlement income, net of $171 for the year ended December 31, 2010. The amount primarily includes income of $163 for insurance recoveries by the Company's owner related to the $200 settlement payment made by the Company's owner that had been treated as an expense of the Company in 2008. As of December 31, 2010, the Company's owner has recovered the $200 settlement payment in full. Terminated merger and settlement income, net also includes $8 in insurance recoveries recorded by the Company related to the settlement of litigation arising from the terminated Huntsman merger.

The Company recognized net Terminated merger and settlement income, net of $62 for the year ended December 31, 2009. The Company recognized income during the year of $51 as the Company negotiated reductions on certain of its merger related service provider liabilities and $37 in insurance recoveries by the Company's owner related to the $200 settlement payment made by Apollo that was treated as an expense of the Company in 2008. The income was partially offset by legal contingency accruals.

Cash and Cash Equivalents—The Company considers all highly liquid investments that are purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2011 and 2010, the Company had interest-bearing time deposits and other cash equivalent investments of $281 and $75, respectively. They are included in the Consolidated Balance Sheets as a component of Cash and cash equivalents. The Company does not present cash flows from discontinued operations separately in the Consolidated Statements of Cash Flows.

Investments—Investments with original maturities greater than 90 days but less than one year are included in the Consolidated Balance Sheets as Short-term investments. At December 31, 2011 and 2010, the Company had Brazilian real denominated U.S. dollar index investments of $7 and $6, respectively. These investments, which are classified as held-to-maturity securities, are recorded at cost, which approximates fair value.

Allowance for Doubtful Accounts—The allowance for doubtful accounts is estimated using factors such as customer credit ratings and past collection history. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be recovered.

Inventories—Inventories are stated at lower of cost or market using the first-in, first-out method. Costs include direct material, direct labor and applicable manufacturing overheads, which are based on normal production capacity. Abnormal manufacturing costs are recognized as period costs and fixed manufacturing overheads are allocated based on normal production capacity. An allowance is provided for excess and obsolete inventories based on management's review of inventories on-hand compared to the estimated future usage and sales. Inventories in the Consolidated Balance Sheets are presented net of an allowance for excess and obsolete inventory of $7 and $9 at December 31, 2011 and 2010, respectively.

Deferred Expenses—Deferred financing costs are presented as a component of Other assets in the Consolidated Balance Sheets and are amortized over the life of the related debt or credit facility using the effective interest method. Upon extinguishment of any of the debt, the related debt issuance costs are written off. At December 31, 2011 and 2010, the Company's unamortized deferred financing costs were $56 and $65, respectively.

Property and Equipment—Land, buildings and machinery and equipment are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of properties (the average estimated useful life for buildings is 20 years and 15 years for machinery and equipment). Assets under capital leases are amortized over the lesser of their useful life or the lease term. Major renewals and betterments are capitalized. Maintenance, repairs, minor renewals and turnarounds (periodic maintenance and repairs to major units of manufacturing facilities) are expensed as incurred. When property and equipment is retired or disposed of, the asset and related depreciation are removed from the accounts and any gain or loss is reflected in operating income. The Company capitalizes interest costs that are incurred during the construction of property and equipment. Depreciation expense was $152, $149 and $149 for the years ended December 31, 2011, 2010 and 2009, respectively.

Capitalized Software—The Company capitalizes certain costs, such as software coding, installation and testing, that are incurred to purchase or create and implement computer software for internal use. Amortization is recorded on the straight-line basis over the estimated useful lives ranging from 1 to 5 years.

Goodwill and Intangibles—The excess of purchase price over net tangible and identifiable intangible assets of businesses acquired is carried as Goodwill in the Consolidated Balance Sheets. Separately identifiable intangible assets that are used in the operations of the business (e.g., patents and technology, customer lists and contracts) are recorded at cost (fair value at the time of acquisition) and reported as Other intangible assets in the Consolidated Balance Sheets. The Company does not amortize goodwill or indefinite-lived intangible assets. Intangible assets with determinable lives are amortized on a straight-line basis over the shorter of the legal or useful life of the assets, which range from 1 to 30 years (see Note 6).

Impairment—The Company reviews property and equipment and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based on estimated undiscounted cash flows. The Company tests goodwill for impairment annually, or when events or changes in circumstances indicate impairment may exist, by comparing the fair value of each reporting unit to its carrying value to determine if there is an indication that a potential impairment may exist.

During the years ended December 31, 2011, 2010 and 2009, asset impairments of $32, $0 and $49, respectively, were included in Asset impairments in the Consolidated Statements of Operations. In addition, during the years ended December 31, 2011, 2010 and 2009, accelerated depreciation on closing facilities of $3, $1 and $3, respectively, was included in Other operating expense, net in the Consolidated Statements of Operations.

Long-Lived and Amortizable Intangible Assets

In 2011, as a result of the loss of a customer that went out of business in the second quarter of 2011 and continued competitive pressures resulting in successive periods of negative cash flows associated with certain assets within the Company's European forest products business, the Company recorded impairment charges of $18 on certain of its long-lived assets in its Forest Products Resins segment.

In 2011, as a result of the likelihood that certain assets would be sold before the end of their estimated useful lives in order to bring manufacturing capacity in line with current market demand, the Company recorded impairment charges of $12 and $2 on certain long-lived assets within the Forest Products Resins and Epoxy, Phenolic and Coating Resins segments, respectively.

In 2009, as a result of the Company's decision to indefinitely idle certain production lines, the Company recorded impairment charges of $46 in the Epoxy, Phenolic and Coating Resins segment. In addition, the Company recorded miscellaneous impairments of $3 related to the closure of R&D facilities in the Forest Products Resins and Epoxy, Phenolic and Coating Resins segments.

Goodwill

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit's net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit's net assets, the Company uses a probability weighted market and income approach to estimate the value of the reporting unit. The Company's market approach is a comparable analysis technique commonly used in the investment banking and private equity industries based on the EBITDA (earnings before interest, income taxes, depreciation and amortization) multiple technique. Under this technique, estimated fair value is the result of a market-based EBITDA multiple that is applied to an appropriate historical EBITDA amount, adjusted for the additional fair value that would be assigned by a market participant obtaining control over the reporting unit. The Company's income approach is a discounted cash flow model. When the carrying amount of the reporting unit's goodwill is greater than the implied fair value of the reporting unit's goodwill, an impairment loss is recognized for the difference.

At October 1, 2011 and 2010, the fair value of the reporting units exceeded the carrying amount of assets (including goodwill) and liabilities assigned to the units.

General Insurance—The Company is generally insured for losses and liabilities for workers' compensation, physical damage to property, business interruption and comprehensive general, product and vehicle liability under high-deductible insurance policies. The Company records losses when a loss has been incurred and is estimable and amortizes premiums over the life of the respective insurance policies.

Legal Claims and Costs—The Company accrues for legal claims and costs in the period in which a claim is made or an event becomes known, if the amounts are probable and reasonably estimable. Each claim is assigned a range of potential liability and the most likely amount is accrued. If there is no amount in the range of potential liability that is most likely, the low end of the range is accrued. The amount accrued includes all costs associated with the claim, including settlements, assessments, judgments, fines and incurred legal fees (see Note 11).

Environmental Matters—Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Environmental accruals are reviewed on a quarterly basis and as events and developments warrant (see Note 11).

Asset Retirement Obligations—Asset retirement obligations are initially recorded at their estimated net present values in the period in which the obligation occurs, with a corresponding increase to the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. When the liability is settled, a gain or loss is recognized for any difference between the settlement amount and the liability that was recorded.

Revenue Recognition—Revenue for product sales, net of estimated allowances and returns, is recognized as risk and title to the product transfer to the customer, which either occurs at the time shipment is made or upon delivery. In situations where product is delivered by pipeline, risk and title transfers when the product moves across an agreed-upon transfer point, which is typically the customers' property line. Product sales delivered by pipeline are measured based on daily flow meter readings. The Company's standard terms of delivery are included in its contracts of sale or on its invoices.

Shipping and Handling—Freight costs that are billed to customers are included in Net sales in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company's products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in Cost of sales in the Consolidated Statements of Operations.

Research and Development Costs—Funds are committed to research and development activities for technical improvement of products and processes that are expected to contribute to future earnings. All costs associated with research and development are charged to expense as incurred. Research and development and technical service expense was $70, $66 and $58 for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Business Realignment Costs—The Company incurred Business realignment costs totaling $15, $20 and $37 for the years ended December 31, 2011, 2010 and 2009, respectively. These costs primarily represent expenses to implement productivity savings programs to reduce the Company's cost structure and align manufacturing capacity with current volume demands (see Note 4). For the year ended December 31, 2011, these costs also represent minor headcount reduction programs.

Income Taxes—The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of the assets and liabilities.

Deferred tax balances are adjusted to reflect tax rates, based on current tax laws, which will be in effect in the years in which temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized (see Note 15).

Unrecognized tax benefits are generated when there are differences between tax positions taken in a tax return and amounts recognized in the Consolidated Financial Statements. Tax benefits are recognized in the consolidated financial statements when it is more likely than not that a tax position will be sustained upon examination. Tax benefits are measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement. The Company classifies interest and penalties as a component of tax expense.

Derivative Financial Instruments—The Company is a party to forward exchange contracts, interest rate swaps, cross-currency swaps and natural gas futures and electricity forward contracts to reduce its cash flow exposure to changes in foreign exchange rates, interest rates, natural gas and electricity prices. The Company does not hold or issue derivative financial instruments for trading purposes. All derivative financial instruments, whether designated in hedging relationships or not, are recorded in the Consolidated Balance Sheets at fair value. If a derivative financial instrument is designated as a fair-value hedge, the changes in the fair value of the derivative financial instrument and the hedged item are recognized in earnings. If the derivative financial instrument is designated as a cash-flow hedge, changes in the fair value of the derivative financial instrument are recorded in Accumulated other comprehensive income in the Consolidated Balance Sheets, to the extent effective, and are recognized in the Company's Consolidated Statements of Operations when the hedged item impacts earnings. The cash flows from derivative financial instruments accounted for as hedges are classified in the same category as the item being hedged in the Consolidated Statements of Cash Flows. The Company documents effectiveness assessments in order to use hedge accounting at each reporting period (see Note 8).

Stock-Based Compensation—Stock-based compensation cost is measured at the grant date based on the fair value of the award which is amortized as expense over the requisite service period on a graded-vesting basis (see Note 14).

Transfers of Financial Assets—The Company executes factoring and sales agreements with respect to its trade accounts receivable to support its working capital requirements. The Company accounts for these transactions as either sales-type or financing-type transfers of financial assets based on the terms and conditions of each agreement. For the portion of the sales price that is deferred in a reserve account and subsequently collected, the Company's policy is to classify the cash in-flows as cash flows from operating activities as the predominant source of the cash flows pertains to the Company's trade accounts receivable. The Company generated (used) $7, $4 and $(5) of cash for the years ended December 31, 2011, 2010 and 2009, respectively, related to the reserve account. When the Company retains the servicing rights on the transfers of accounts receivable, it measures these rights at fair value, if material.

Concentrations of Credit Risk—Financial instruments that potentially subject the Company to concentrations of credit risk are primarily temporary investments and accounts receivable. The Company places its temporary investments with high quality institutions and, by policy, limits the amount of credit exposure to any one institution. Concentrations of credit risk for accounts receivable are limited due to the large number of customers in the Company's customer base and their dispersion across many different industries and geographies. The Company generally does not require collateral or other security to support customer receivables.

Concentrations of Supplier Risk—The Company relies on long-term agreements with key suppliers for most of its raw materials. The loss of a key source of supply or a delay in shipments could have an adverse effect on its business. Should any of the suppliers fail to deliver or should any of the key long-term supply contracts be canceled, the Company would be forced to purchase raw materials at current market prices. The Company's largest supplier provides 12% of raw material purchases. In addition, several of the feedstocks at various facilities are transported through a pipeline from one supplier.

Subsequent Events—The Company has evaluated events and transactions subsequent to December 31, 2011 through April 17, 2012, the date of issuance of its Consolidated Financial Statements.

Reclassifications—Certain prior period balances have been reclassified to conform with current presentations.

Recently Issued Accounting Standards

Newly Adopted Accounting Standards

In September 2011, the FASB issued Accounting Standards Update No. 2011-08: Testing for Goodwill Impairment ("ASU 2011-08"). ASU 2011-08 amends current goodwill impairment testing guidance by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. In the fourth quarter of 2011, the Company elected to early adopt ASU 2011-08 for its annual goodwill impairment test for the year ended December 31, 2011. The early adoption of ASU 2011-08 did not have a material impact on the Company's Consolidated Financial Statements.

Newly Issued Accounting Standards

In June 2011, the FASB issued Accounting Standards Update No. 2011-05: Comprehensive Income ("ASU 2011-05"). ASU 2011-05 amends current presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statement of changes in stockholder's equity and requires presentation of comprehensive income in a single continuous financial statement or in two separate but consecutive financial statements. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 will be effective for the Company on January 1, 2012. The Company is currently assessing the impact of ASU 2011-05 on the presentation of its Statement of Comprehensive Income within its Consolidated Financial Statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 ("ASU 2011-12"). ASU 2011-12 defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement, while still requiring entities to adopt the other requirements contained in ASU 2011-05. The Company is currently assessing the impact of ASU 2011-12 on the presentation of its Statement of Comprehensive Income within its Consolidated Financial Statements.